Financial Assets - Summary of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 1,574,204	¥ 1,533,753
Debt securities [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		1,574,204	1,533,753
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		231,704	246,134
Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		144	87
Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		62	44
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Held-to-maturity securities	[2]	1,342,294	1,287,488
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		378,105	349,370
Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		1,004,162	911,451
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		178,203	209,627
Debt securities [member] | Subordinated bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 13,734	¥ 63,305

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Unlisted debt securities are those traded on the Chinese interbank market.